Related Party Balance And Transactions - Additional Information (Details) ¥ in Millions			1 Months Ended									6 Months Ended				12 Months Ended
	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CNY (¥)	Jun. 30, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties			$ 3,067,269									$ 3,067,269				$ 2,215,672
Amount due to related parties			56,241									56,241				125,748
Accounts receivable, net			8,529,805									8,529,805				11,241,534
Beijing Puyan
Related Party Transaction [Line Items]
Purchase of loan from related parties	$ 4,200,000	¥ 30.3
Related party transaction, rate	3.85%	3.85%
Repayments of related party debt			300,000					$ 2,800,000	¥ 20.0	$ 1,400,000	¥ 10.0					300,000
Interest income												768		$ 779
Amounts due from related parties			$ 300,266									300,266				298,254
Ding Rui
Related Party Transaction [Line Items]
Payment of interest free advance												$ 300,000	¥ 1.9
Zhichong Technology Co Ltd
Related Party Transaction [Line Items]
Equity method investment ownership percentage			49.00%									49.00%					49.00%
Purchase of materials												$ 33,000		79,000
Amounts due from related parties			$ 56,000									56,000				100,000
Received materials from related parties												12,000
Accounts receivable, net			$ 12,000									$ 12,000				0
Zhichong New Energy
Related Party Transaction [Line Items]
Equity method investment ownership percentage			12.00%									12.00%					12.00%
Related party transaction, rate						6.00%	6.00%
Sale of materials												$ 900,000		700,000
Accounts receivable, net			$ 2,800,000									2,800,000				$ 1,900,000
Issuance of loans						$ 100,000	¥ 0.7
Principal and accrued interest amount			$ 100,000									$ 100,000					¥ 0.7
Principal and accrued interest amount repaid				$ 26,000	¥ 0.2
Zhichong New Energy | Hou Yifei [Member]
Related Party Transaction [Line Items]
Payment of interest free advance														$ 400,000	¥ 2.9